Subsequent Events (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]

10. Subsequent Events

The Company evaluated events or transactions occurring after September 30, 2012, the balance sheet date, through November 14, 2012, the date the financial statements were available to be issued, and determined any events or transactions which could impact the financial statements as of and for the quarter ended September 30, 2012.

On October 4, 2012, the Company entered into a letter agreement with Aztec, pursuant to which Aztec agreed to exchange the Note and the existing accounts payable balance for an 8% convertible debenture due March 31, 2013 pursuant to the terms of an exchange agreement to be entered into by and between the Company and Aztec no later than October 15, 2012. Aztec also agreed to waive and forbear any breach or event of default under the Note until October 15, 2012. Pursuant to the letter agreement, the Company also agreed to register the shares of Common Stock underlying the 8% convertible debenture. On October 15, 2012, the Company entered into a letter agreement with Aztec pursuant to which Aztec agreed to waive and forbear from assessing any breach or event of default under the Note until October 31, 2012. On October 31, 2012, Aztec agreed to waive and forbear any breach or event of default under the Note until November 9, 2012. On November 9, 2012, the Company entered into the exchange agreement with Aztec, pursuant to which the Company and Aztec agreed to exchange the Note and the Company's existing accounts payable to Aztec for an 8% Convertible Note in the original principal amount of $545,958.16. The 8% Convertible Note is due on March 31, 2013. Pursuant to the letter agreement, the Company also agreed to register the shares of Common Stock issuable upon conversion of the 8% Convertible Note and an aggregate of 3,733,428 shares of Common Stock currently held by Aztec on or before December 31, 2012. The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $0.15 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock.

On October 24, 2012 the Company commenced a private offering of up to $3,000,000 of 10% convertible debentures. Each Unit consists of: (i) a 10% convertible debenture in the principal amount of $50,000, and (ii) 12,500 of Common Stock. The 10% convertible debentures are convertible into shares of the Company’s common stock at a conversion price equal to the lesser of $0.50 or the price at which securities are sold by the Company in a subsequent financing. As of November 14, 2012, the Company has received aggregate proceeds of $50,000 from this private placement.

On October 17, 2012, the Company and LMD Capital, LLC signed an agreement that extended the due date of the debentures issued to LMD to November 30, 2012 (footnote # 6 above). On October 31, 2012, LMD loaned an additional $65,000 to the Company bringing the outstanding principal balance of the 8% debentures to $365,000. On November 14, 2012, LMD loaned an additional $50,000 to the Company bringing the outstanding principal balance of the 8% debentures to $415,000.

10. Subsequent Events

The Company evaluated events or transactions occurring after December 31, 2011, the balance sheet date, through April 9, 2012, the date the financial statements were available to be issued, and determined any events or transactions which could impact the financial statements as of and for the year ended December 31, 2011.